Related Party Transactions	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 7 – Related Party Transactions

The Company’s majority shareholder, Netcapital Systems LLC, owns 1,671,360 shares of common stock, or 61.5% of the Company as of October 31, 2021. The Company has a demand note payable to Netcapital Systems LLC of $4,660 and a demand note payable to one of its managers of $3,200. In addition, as of April 30, 2021, the Company accrued a payable of $3,817,516 for supplemental consideration owed in conjunction with its purchase of Netcapital Funding Portal Inc., which was reduced to $294,054 as of October 31, 2021, because of the issuance to 361,736 shares of common stock, valued at $3,523,462. In total, the Company owed its largest shareholder $298,714 and $3,822,116 as of October 31, 2021 and April 30, 2021, respectively. The company paid its majority shareholder $157,429 and $107,429 in the six- and three-month periods ended October 31, 2021, respectively, for use of the software that runs the website www.netcapital.com.

Compensation to officers in the six- and three-month periods ended October 31, 2021 consisted of common stock valued at $101,327 and $8,396, respectively, and cash salary of $144,000 and $72,000, respectively. Compensation to officers in the six- and three-month periods ended October 31, 2020 consisted of common stock valued at $164,885 and $82,263 respectively, and cash wages of $138,462 and $72,000, respectively.

Compensation to a related party consultant in the six- and three-month periods ended October 31, 2021 consisted of common stock valued at $25,908 and $6,530 respectively, and cash wages of $30,000 and $15,000, respectively. Compensation to a related party consultant in the six- and three-month periods ended October 31, 2020 consisted of common stock valued at $38,757 and $19,379 respectively, and cash wages of $46,154 and $24,000, respectively. This consultant is also the controlling shareholder of Zelgor Inc. and $1,400,000 and $350,000 of the Company’s revenues in the six- and three-month periods ended October 31, 2020 were from Zelgor Inc.

Compensation to managers of Netcapital Systems LLC in the six and three-month periods ended October 31, 2021 consisted of common stock valued at $19,378 and $0, respectively, and cash wages of $72,000 and $24,000, respectively. Compensation to managers of Netcapital Systems LLC in the six and three-month periods ended October 31, 2020 consisted of common stock valued at $38,757 and $19,379, respectively, and cash wages of $93,308 and $48,000, respectively.

The Company owes a director $16,680 as of October 31, 2021 and April 30, 2021, which is recorded as accounts payable, plus $15,000 in a non-interest-bearing note payable.

9. Related Party Transactions

The Company’s majority shareholder, Netcapital Systems LLC, owns 1,671,360 shares of common stock, or 76.7% of the Company as of April 30, 2021. The Company has a demand note payable to Netcapital Systems LLC of $4,600 and a demand note payable to one of its managers of $3,200. In addition, the Company has accrued a payable of $3,817,516 for supplemental consideration owed in conjunction with its purchase of Netcapital Funding Portal Inc. See Note 12 for details of an issuance of common stock to pay off $3,461,462 of this liability. In total the Company owed its largest shareholder $3,822,116 as of April 30, 2021. The company paid its majority shareholder $100,000 in fiscal 2021 for use of the software that runs the website www.netcapital.com.

Compensation to officers in the years ended April 30, 2021 and 2020 consisted of common stock valued at $353,907 and $231,131, respectively, and cash compensation of $332,724 and $72,000, respectively.

Compensation to a related party consultant in the years ended April 30, 2021 and 2020 consisted of common stock valued at $76,882 and $49,711, respectively, and cash compensation of $81,431 and $26,200, respectively. This consultant is also the controlling shareholder of Zelgor Inc. and the Company earned revenues from Zelgor Inc. of $1,400,000 in the year ended April 30, 2021.

Compensation to two board members of Netcapital Systems LLC amounted to $162,123 and $0 in the years ended April 30, 2021 and 2020, respectively. One of these board members also received stock-based compensation of $76,882 and $49,711 for the years ended April 30, 2021 and 2020, respectively.

We owe Steven Geary, a director, $31,680 as of April 30, 2021 and 2020. This obligation is not interest bearing. $16,680 is recorded as a related party trade accounts payable and $15,000 as a related party note payable. We have no signed agreements for the indebtedness to Mr. Geary.

The Company made an investment of $122,914 in an affiliate, 6A Aviation Alaska Consortium, Inc., in conjunction with a land lease in an airport in Alaska. Our Chief Executive Officer is also the Chief Executive Officer of 6A Aviation Alaska Consortium, Inc. As a result of the investment, the Company is a 10% owner of 6A Aviation Consortium Inc.

As of April 30, 2021 and 2020, we owed $9,490 and $0 to a company controlled by one of our directors. We paid cash compensation of $29,738 and $0 to this director for the years ended April 30, 2021 and 2020, respectively. On April 30, 2020, we sold 722 membership interest units (the "Units") of Netcapital Systems LLC ("Netcapital") to the company controlled by this related party at a price of $91.15 per Unit for a total of $65,823, which paid off all debt and accrued interest payable to the related party as of that date. The price per Unit was similar to an offer to purchase Units directly from Netcapital.

The carrying amount of the 722 Units was $659,186, and the sale resulted in a realized loss of $593,363. Based upon the price of $91.15 per Unit, for the year ended April 30, 2020, the Company recorded an impairment loss of $185,952, which is not tax deductible, on the remaining Units in its possession.